Deposits - Schedule of Time Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Banking and Thrift [Abstract]
Time Deposits, Less than or Equal to $250,000	$ 2,522,660	$ 1,768,047
Time Deposits, $250,000 or More	1,117,963	619,441
Total time deposits	$ 3,640,623	$ 2,387,488